Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	$ 1,365	$ 1,529
Benefit (expense) to income statement	(184)	(87)
Benefit (expense) to equity	(79)	(131)
Translation and other	(7)	54
Ending balance of net asset	1,095	1,365
Comprising
Deferred tax assets	1,287	1,473	$ 1,589
Deferred tax liabilities	(192)	(108)	(60)
Net deferred tax assets (liabilities)	1,095	1,365	$ 1,529
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	849	511
Benefit (expense) to income statement	(194)	334
Translation and other	(4)	4
Ending balance of net asset	651	849
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	337	325
Benefit (expense) to income statement	2	11
Benefit (expense) to equity	(9)	1
Ending balance of net asset	330	337
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	416	483
Benefit (expense) to income statement	270	(69)
Translation and other	(1)	2
Ending balance of net asset	685	416
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(358)	(143)
Benefit (expense) to equity	250	(218)
Translation and other		3
Ending balance of net asset	(108)	(358)
Tax loss carryforwards [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	87	145
Benefit (expense) to income statement	(53)	(59)
Translation and other		1
Ending balance of net asset	34	87
Tax credits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	31	189
Benefit (expense) to income statement	(31)	(189)
Translation and other		31
Ending balance of net asset		31
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(361)	(282)
Benefit (expense) to income statement	(39)	(78)
Translation and other		(1)
Ending balance of net asset	(400)	(361)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	78	27
Benefit (expense) to income statement	104	(35)
Benefit (expense) to equity	(330)	86
Ending balance of net asset	(148)	78
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(237)	(217)
Benefit (expense) to income statement	(6)	(18)
Translation and other	2	(2)
Ending balance of net asset	(241)	(237)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	11	50
Benefit (expense) to income statement	(62)	(39)
Ending balance of net asset	(51)	11
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	512	441
Benefit (expense) to income statement	(175)	55
Benefit (expense) to equity	10
Translation and other	(4)	16
Ending balance of net asset	$ 343	$ 512